MARKETABLE SECURITIES - Marketable securities (Details) (USD $)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		16 Months Ended	22 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cost
Gross Unrealized Gains
Gross Unrealized Losses
Realized gain - available for sale securities	1,205,000	17,600	1,656,333	340,600	1,490,600	1,490,600		1,490,600	3,146,933
Fair Value